CONVERTIBLE SENIOR NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount of Liability and Equity Components of Notes

The net carrying amount of the liability and equity components of the Convertible Notes for the periods presented is as follows:

	December 31,
	2019	2020
Liability component:

Principal amount	$575,000	$575,000
Unamortized discount	(77,287)	(62,356)
Unamortized issuance costs	(12,594)	(10,342)

Net carrying amount	$485,119	$502,302

Equity component, net of issuance costs of $2,046 and deferred taxes of $11,022	$65,932	$65,932

Schedule of Interest Expense Related to Notes

Interest expense related to the Convertible Notes was as follows:

	December 31,
	2019	2020
Amortization of debt discount	$1,713	$14,931
Amortization of debt issuance costs	253	2,252
Total interest expense recognized	$1,966	$17,183